Annual Total Returns	12 Months Ended
Dec. 31, 2025
SanJac Alpha Low Duration ETF | SanJac Alpha Low Duration ETF Class
Prospectus [Line Items]
Annual Return [Percent]	5.10%
SanJac Alpha Core Plus Bond ETF | SanJac Alpha Core Plus Bond ETF Class
Prospectus [Line Items]
Annual Return [Percent]	6.04%